Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Subsequent Events
Subsequent Events
NOTE 12 – SUBSEQUENT EVENTS

On July 26, 2011, we announced that we will begin offering Verizon Wireless products and services in our U.S. company-operated stores beginning on September 15, 2011, and that we will cease offering T-Mobile wireless products and services in our U.S. company-operated stores on September 14, 2011. In conjunction with this transition, we recognized a $3.0 million inventory valuation loss in the second quarter with respect to T-Mobile wireless handsets we had on hand at June 30, 2011, which was classified as additional cost of products sold. Furthermore, in conjunction with this transition, we will incur an additional charge to earnings of approximately $23 million in the third quarter of 2011 relating to a payment to T-Mobile and an estimated additional inventory valuation loss for handsets purchased after June 30, 2011. We will continue to offer T-Mobile postpaid wireless products and services in approximately 680 of the Target Mobile centers we operate.

SUBSEQUENT EVENTS
NOTE 15 – SUBSEQUENT EVENTS

On January 4, 2011, we terminated our $325 million credit facility and entered into a five-year, $450 million revolving credit agreement ("2016 Credit Facility") with a group of lenders with Bank of America, N.A., as administrative agent. The 2016 Credit Facility expires on January 4, 2016. The 2016 Credit Facility may be used for general corporate purposes and the issuance of letters of credit. This facility is secured by substantially all of the Company's inventory, accounts receivable, cash and cash equivalents, and certain other personal property.

Borrowings under the 2016 Credit Facility are subject to a borrowing base of certain secured assets and bear interest, at our option, at a bank's prime rate plus 1.25% to 1.75% or LIBOR plus 2.25% to 2.75%. The applicable rates in these ranges are based on the aggregate average availability under the facility.

The 2016 Credit Facility also contains a $150 million sub-limit for the issuance of standby and commercial letters of credit. Issued letters of credit will reduce the amount available under the credit facility. Letter of credit fees are 2.25% to 2.75% for standby letters of credit or 1.125% to 1.375% for commercial letters of credit.

We pay commitment fees to the lenders at an annual rate of 0.50% of the unused amount of the credit facility. No borrowings, other than the issuance of letters of credit totaling $32.8 million as of February 15, 2011, have been made under the 2016 Credit Facility.

The 2016 Credit Facility contains affirmative and negative covenants that, among other things, restrict certain payments, including dividends and share repurchases. Also, we will be subject to a minimum consolidated fixed charge coverage ratio if our unused amount under the facility is less than the greater of 12.5% of the maximum borrowing amount and $45.0 million.

We are generally free to pay dividends and repurchase shares as long as the current and projected unused amount under the facility is greater than 17.5% of the maximum borrowing amount and the minimum consolidated fixed charge coverage ratio is maintained. We may pay dividends and repurchase shares without regard to the Company's consolidated fixed charge coverage ratio as long as the current and projected unused amount under the facility is greater than 75% of the maximum borrowing amount and cash on hand is used for the dividends or share repurchases.

As a condition of the 2016 Credit Facility, we were required to eliminate the restrictive covenants associated with our 2011 Notes. On January 4, 2011, we transferred $318.1 million to the trustee for the 2011 Notes that will be used to pay principal and interest amounts due on redemption of these notes. In connection with the deposit of these funds, the trustee acknowledged the satisfaction and discharge of the indenture as to the 2011 Notes, which had the effect of eliminating the restrictive covenants referred to above. This redemption is currently scheduled to take place on March 4, 2011. Any amounts remaining with the trustee after the redemption of the 2011 Notes will be returned to us.